Share Based Compensation - Additional Information (Detail) ₨ / shares in Units, $ / shares in Units, ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 INR (₨) ₨ / shares shares	Mar. 31, 2021 USD ($) shares	Mar. 31, 2020 INR (₨) ₨ / shares shares	Mar. 31, 2019 INR (₨) ₨ / shares shares	Mar. 31, 2021 USD ($) shares	Nov. 30, 2018 $ / shares shares	Nov. 30, 2018 ₨ / shares shares	Oct. 31, 2018 $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years	4 years
Number of options available for grant	448,843				448,843
Share based compensation expense capitalized	₨ 8	$ 0.1	₨ 13
Options						692,507	692,507
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option exercise price | ₨ / shares							₨ 11.90
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option exercise price | ₨ / shares							₨ 13.25
Stock Appreciation Rights (SARs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation expense capitalized			104
Unrecognized compensation cost	₨ 1,244				$ 17.0
Unrecognized compensation cost, expected period of recognition	3 years 9 months 18 days	3 years 9 months 18 days
Carrying value of liability	₨ 1,217		₨ 279		$ 16.3
Number of equity shares granted to be settled into cash to some of the directors	80,000	80,000	1,970,000
Stock Appreciation Rights (SARs) [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maturity date	Mar. 31, 2028	Mar. 31, 2028
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of equity shares granted to be settled into cash to some of the directors			10,920
Restricted Stock Units (RSUs) [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maturity date			Feb. 28, 2021
General and Administrative Expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation expense	₨ 44	$ 0.6	₨ 17	₨ 83
General and Administrative Expenses [Member] | Stock Appreciation Rights (SARs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation expense	1,319	18.0	169
General and Administrative Expenses [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation expense	₨ 12	$ 0.2	5
Vesting Period, Year One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	25.00%	25.00%
Vesting Period, Year Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	25.00%	25.00%
Vesting Period, Year Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	25.00%	25.00%
Vesting Period, Year Four [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	25.00%	25.00%
Employee Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum options to be granted under stock option plan	2,023,744				2,023,744
Aggregate intrinsic value of outstanding options | ₨			35
Share based compensation expense capitalized	₨ 8	$ 0.1	13
Unrecognized compensation cost	₨ 204				$ 2.8
Unrecognized compensation cost, expected period of recognition	3 years 6 months	3 years 6 months
Intrinsic value of options exercised	₨ 35	$ 0.5	₨ 48
Options	703,708		870,065	1,493,237	703,708	692,507	692,507
Option exercise price | (per share)	₨ 1,217		₨ 756	₨ 726		$ 11.90		$ 13.25
Employee Stock Option Plan [Member] | General and Administrative Expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation expense	₨ 36	$ 0.5	₨ 17	₨ 83